Income Taxes (Tables)	Nov. 18, 2019
Income Tax Disclosure [Abstract]
Effective Income Tax
For continuing operations, including noncontrolling interests, the statutory U.S. federal income tax rate reconciles to the Companies’ effective income tax rate as follows:

	Dominion Energy		Virginia Power		Dominion Energy Gas
Three Months Ended March 31,	2019	2018	2019	2018	2019		2018
U.S. statutory rate	21.0%	21.0%	21.0%	21.0%	21.0%		21.0%
Increases (reductions) resulting from:
State taxes, net of federal benefit	2.2	4.1	4.6	4.5	3.4		5.5
Investment tax credits	(1.5)	(0.5)	(3.2)	(0.9)	—		—
Production tax credits	(0.8)	(0.6)	(1.0)	(0.7)	—		—
Reversal of excess deferred income taxes	(5.1)	(1.4)	(5.0)	(2.0)	(0.7)		(0.8)
Write-off of regulatory assets	(34.1)	—	—	—	—		—
Other, net	(2.0)	(2.1)	0.1	(0.3)	(3.8	) (1)	(4.0	) (1)

Effective tax rate	(20.3)%	20.5%	16.5%	21.6%	19.9%		21.7%

(1)
Includes
(3.6) % relating to the absence of tax on noncontrolling interest in both 2019 and 2018.